Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 4,583	$ 4,661
Prepaid Expenses	3,395	5,696
Others	3,623	4,051
Prepaid expenses and other current assets	$ 11,601	$ 14,408